Loan from Others	6 Months Ended
Jun. 30, 2026
Loan from Others [Abstract]
LOAN FROM OTHERS

NOTE 4: - LOAN FROM OTHERS

On August 21, 2024, the Company completed a restructuring transaction with the European Investment Bank (the “EIB”), which included the execution of a restructuring agreement and an amendment to the finance contract between the Company and the EIB (collectively, the “EIB Restructuring Transaction”).

Pursuant to the EIB Restructuring Transaction, approximately EUR 26.6 million (approximately $29,000), representing substantially all amounts then outstanding under the finance contract, including accrued interest, was converted into 1,000 preferred shares of the Company, with no par value. The Company measured the fair value of the preferred shares using an option pricing model (“OPM”) based on, among other assumptions, an expected term of three years, a risk-free interest rate of 3.8% and expected volatility of 110%.

Following completion of the EIB Restructuring Transaction, an amount of EUR 250 thousand remained outstanding under the finance contract. As of June 30, 2026, the carrying amount of such outstanding balance was approximately $285. The remaining amount matures on December 31, 2031 and does not bear interest.

As part of the EIB Restructuring Transaction, the Company’s previous obligations to pay the EIB (i) royalties based on commercial sales exceeding EUR 5 million and (ii) an amount equal to 10% of the gross proceeds from certain capital raises were terminated.

During the six months ended June 30, 2026, as part of an internal corporate reorganization, the Company transferred its CDMO-related operations, including employees, infrastructure, manufacturing facilities, customer contracts and associated business activities, to its wholly owned subsidiary, Scinai Biopharma Services Ltd., in order to consolidate the Group’s CDMO activities under a single operating subsidiary. In connection with the transfer, the Company engaged with the EIB regarding the consent required under the existing finance contract and the related security arrangements. The EIB has indicated its willingness to consent to the transfer, subject to completion of guarantee and lien documentation from Scinai Biopharma Services Ltd. and related steps.